Non-Financial Assets - Summary of Non-Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current non-financial assets [Abstract]
Advance payments	₩ 467,156	₩ 300,350
Prepaid expenses	431,087	440,079
Greenhouse gas emissions rights	211,969	25,246
Other quick assets	157,702	343,646
Others	369,671	368,892
Current non-financial assets	1,267,914	1,109,321
Non-current non-financial assets [Abstract]
Advance payments	66,174	75,489
Prepaid expenses	221,922	214,022
Greenhouse gas emissions rights	0	0
Other quick assets	40,108	60,659
Others	40,108	60,659
Non-current non-financial assets	₩ 328,204	₩ 350,170